Law Offices

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7081

(215) 564-8000

June 10, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Invesco Advantage Municipal Income Trust II (CIK No.: 0000908993; File No.: 811-07868)
Invesco Bond Fund (CIK No.: 0000005094; File No.: 811-02090)
Invesco California Value Municipal Income Trust (CIK No.: 0000895531; File No.: 811-07404)
Invesco High Income 2023 Target Term Fund (CIK No.: 0001682811; File No.: 811-23186)
Invesco High Income 2024 Target Term Fund (CIK No.: 0001698508; File No.: 811-23251)
Invesco High Income Trust II (CIK No.: 0000846671; File No.: 811-05769)
Invesco Municipal Income Opportunities Trust (CIK No.: 0000835333; File No.: 811-05597)
Invesco Municipal Opportunity Trust (CIK No.: 0000884152; File No.: 811-06567)
Invesco Municipal Trust (CIK No.: 0000877463; File No.: 811-06362)
Invesco Pennsylvania Value Municipal Income Trust (CIK No.: 0000895528; File No.: 811-07398)
Invesco Quality Municipal Income Trust (CIK No.: 0000885125; File No.: 811-06591)
Invesco Senior Income Trust (CIK No.: 0001059386; File No.: 811-08743)
Invesco Trust for Investment Grade Municipals (CIK No.: 0000880892; File No.: 811-06471)
Invesco Trust for Investment Grade New York Municipals (CIK No.: 0000883265; File No.: 811-06537)
Invesco Value Municipal Income Trust (CIK No.: 0000885601; File No.: 811-06590)
(collectively, the “Trusts”)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of a joint annual meeting of shareholders, proxy statement and forms of proxy cards to be furnished to the shareholders of the Trusts in connection with a meeting of shareholders scheduled to be held on August 6, 2021.

Please direct questions or comments relating to this filing to me at (215) 564-8014.

Very truly yours,

/s/ Mena R. Larmour, Esquire
Mena R. Larmour, Esquire